Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
The following table reports the compensation of our CEO (PEO) and the average compensation of our other NEOs as reported in the Summary Compensation Table for the past four years, as well as their “compensation actually paid”, alongside total shareholder return (TSR) and net income metrics, and a company-selected measure of Adjusted EBITDA. We selected this measure as the most important in linking compensation actually paid to our NEOs for 2023 to our performance, as Adjusted EBITDA was the predominant metric used in our 2023 annual incentive plan, as described in more detail above.

Year 1	Summary Compensation Table Total for First PEO	Compensation Actually Paid to First PEO 2	Summary Compensation Table Total for Second PEO	Compensation Actually Paid to Second PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Share- holder Return	Peer Group Total Shareholder Return	Net Income (millions)	Adjusted EBITDA (in millions)
2023	$2,919,736	$22,058,277	$28,967,541	$77,213,418	$7,215,978	$12,712,740	$141.28	$157.59	$1,718	$2,554
2022	$17,051,342	$27,404,712	$0	$0	$36,433,352	$57,793,584	$113.35	$124.79	$1,482	$2,378
2021	$13,968,789	$13,978,748	$0	$0	$6,914,601	$6,379,416	$102.38	$152.39	$1,253	$2,248
2020	$20,054,416	$17,686,735	$0	$0	$7,709,451	$6,253,319	$99.66	$118.40	$750	$1,864

1
Mr. Cil is the PEO for 2020, 2021, 2022 and two months of 2023. Mr. Kobza is PEO for the remainder of 2023. The other NEOs for each year are: for 2023 – Messrs. Dunnigan, Shear, Schwan and Curtis, for 2022 – Messrs. Doyle, Dunnigan, Kobza and Shear, for 2021 – Messrs. Dunnigan, Kobza, Shear and Curtis, and for 2020 – Messrs. Dunnigan, Kobza, Schwan and Siddiqui.

2
The dollar amounts shown is this column reflect “compensation actually paid” calculated by adjusting the amounts in the summary compensation table in accordance with SEC rules. As required, the dollar amounts include unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to the CEO or other NEO during the applicable years. The adjustments made are shown in the table below:

CEO Equity Adjustments

	2020	2021	2022	2023 – 1 st CEO	2023 - 2 nd CEO
Summary Compensation Table Total Compensation ($)	20,054,416	13,968,789	17,051,342	2,919,736	28,967,541
Less: Stock and Option Award Values Reported in SCT ($)	(17,716,706)	(10,769,665)	(13,575,946)	(2,571,384)	(26,007,809)
Plus: Fair Value of Stock and Options Awards Granted in Year ($)	16,327,370	7,792,950	15,204,487	2,223,970	57,461,293
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(1,571,152)	(341,716)	4,528,849	13,737,077	11,220,283
Fair Value as of Vesting Date of Equity Award Granted and Vested in Year ($)	0	1,423,917	734,069	699,434	477,567
Change in Fair Value of Stock and Options Awards from Prior Years that Vested in Year ($)	(1,432,805)	(111,328)	157,046	893,104	533,178
Less: Fair Value of Stock and Option Awards that fail to meet vesting conditions during Year ($)	(0)	(0)	(0)	(0)	(0)
Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	2,025,612	2,015,801	3,304,865	4,156,340	4,561,366
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	(0)	(0)	(0)	(0)	(0)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	0	0	0	0	0
Compensation Actually Paid ($)	17,686,735	13,978,748	27,404,712	22,058,277	77,213,418

Average Other NEO Equity Adjustments

	2020	2021	2022	2023
Summary Compensation Table Total Compensation ($)	7,709,451	6,914,601	36,433,352	7,215,978
Less: Stock and Option Award Values Reported in SCT ($)	(6,293,970)	(4,942,911)	(34,402,665)	(5,205,781)
Plus: Fair Value of Stock and Options Awards Granted in Year ($)	5,854,254	3,640,557	53,815,223	6,230,469
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(584,003)	(250,129)	1,328,710	3,053,515
Fair Value as of Vesting Date of Equity Award Granted and Vested in Year ($)	0	585,031	264,387	282,346
Change in Fair Value of Stock and Options Awards from Prior Years that Vested in Year ($)	(1,304,992)	(144,704)	(524,058)	208,276
Less: Fair Value of Stock and Option Awards that fail to meet vesting conditions during Year ($)	(0)	(0)	(0)	(0)
Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	872,581	576,970	878,635	927,936
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	(0)	(0)	(0)	(0)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	0	0	0	0
Compensation Actually Paid ($)	6,253,319	6,379,416	57,793,584	12,712,740

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote			The other NEOs for each year are: for 2023 – Messrs. Dunnigan, Shear, Schwan and Curtis, for 2022 – Messrs. Doyle, Dunnigan, Kobza and Shear, for 2021 – Messrs. Dunnigan, Kobza, Shear and Curtis, and for 2020 – Messrs. Dunnigan, Kobza, Schwan and Siddiqui.
PEO Total Compensation Amount				$ 17,051,342	$ 13,968,789	$ 20,054,416
PEO Actually Paid Compensation Amount				27,404,712	13,978,748	17,686,735
Adjustment To PEO Compensation, Footnote
CEO Equity Adjustments

	2020	2021	2022	2023 – 1 st CEO	2023 - 2 nd CEO
Summary Compensation Table Total Compensation ($)	20,054,416	13,968,789	17,051,342	2,919,736	28,967,541
Less: Stock and Option Award Values Reported in SCT ($)	(17,716,706)	(10,769,665)	(13,575,946)	(2,571,384)	(26,007,809)
Plus: Fair Value of Stock and Options Awards Granted in Year ($)	16,327,370	7,792,950	15,204,487	2,223,970	57,461,293
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(1,571,152)	(341,716)	4,528,849	13,737,077	11,220,283
Fair Value as of Vesting Date of Equity Award Granted and Vested in Year ($)	0	1,423,917	734,069	699,434	477,567
Change in Fair Value of Stock and Options Awards from Prior Years that Vested in Year ($)	(1,432,805)	(111,328)	157,046	893,104	533,178
Less: Fair Value of Stock and Option Awards that fail to meet vesting conditions during Year ($)	(0)	(0)	(0)	(0)	(0)
Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	2,025,612	2,015,801	3,304,865	4,156,340	4,561,366
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	(0)	(0)	(0)	(0)	(0)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	0	0	0	0	0
Compensation Actually Paid ($)	17,686,735	13,978,748	27,404,712	22,058,277	77,213,418

Non-PEO NEO Average Total Compensation Amount			$ 7,215,978	36,433,352	6,914,601	7,709,451
Non-PEO NEO Average Compensation Actually Paid Amount			$ 12,712,740	57,793,584	6,379,416	6,253,319
Adjustment to Non-PEO NEO Compensation Footnote
Average Other NEO Equity Adjustments

	2020	2021	2022	2023
Summary Compensation Table Total Compensation ($)	7,709,451	6,914,601	36,433,352	7,215,978
Less: Stock and Option Award Values Reported in SCT ($)	(6,293,970)	(4,942,911)	(34,402,665)	(5,205,781)
Plus: Fair Value of Stock and Options Awards Granted in Year ($)	5,854,254	3,640,557	53,815,223	6,230,469
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(584,003)	(250,129)	1,328,710	3,053,515
Fair Value as of Vesting Date of Equity Award Granted and Vested in Year ($)	0	585,031	264,387	282,346
Change in Fair Value of Stock and Options Awards from Prior Years that Vested in Year ($)	(1,304,992)	(144,704)	(524,058)	208,276
Less: Fair Value of Stock and Option Awards that fail to meet vesting conditions during Year ($)	(0)	(0)	(0)	(0)
Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	872,581	576,970	878,635	927,936
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	(0)	(0)	(0)	(0)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	0	0	0	0
Compensation Actually Paid ($)	6,253,319	6,379,416	57,793,584	12,712,740

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Disclosure of Most Important Measures Linking Compensation Actually Paid During 2023 to Company Performance
As required, we disclose below the most important measures used by RBI to link compensation actually paid to our NEOs for 2023 to our performance. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis” beginning on page
30
.
2023 Most Important Measures (Unranked)

Adjusted EBITDA	Net Restaurant Growth

Comparable Sales	Total Shareholder Return

Total Shareholder Return Amount			$ 141.28	113.35	102.38	99.66
Peer Group Total Shareholder Return Amount			157.59	124.79	152.39	118.4
Net Income (Loss)			$ 1,718,000,000	$ 1,482,000,000	$ 1,253,000,000	$ 750,000,000
Company Selected Measure Amount			2,554,000,000	2,378,000,000	2,248,000,000	1,864,000,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name			Net Restaurant Growth
Measure:: 3
Pay vs Performance Disclosure
Name			Comparable Sales
Measure:: 4
Pay vs Performance Disclosure
Name			Total Shareholder Return
Mr. Cil [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 2,919,736	$ 17,051,342	$ 13,968,789	$ 20,054,416
PEO Actually Paid Compensation Amount			22,058,277	$ 27,404,712	$ 13,978,748	$ 17,686,735
PEO Name	Mr. Cil			Mr. Cil	Mr. Cil	Mr. Cil
Mr. Kobza [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			28,967,541	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount			77,213,418	0	0	0
PEO Name		Mr. Kobza
PEO | Stock and Option Award Values Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(13,575,946)	(10,769,665)	(17,716,706)
PEO | Fair Value of Stock and Options Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				15,204,487	7,792,950	16,327,370
PEO | Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,528,849	(341,716)	(1,571,152)
PEO | Fair Value as of Vesting Date of Equity Award Granted and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				734,069	1,423,917	0
PEO | Fair Value of Stock and Options Awards from Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				157,046	(111,328)	(1,432,805)
PEO | Fair Value of Stock and Option Awards that fail to meet vesting conditions during Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,304,865	2,015,801	2,025,612
PEO | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Mr. Cil [Member] | Stock and Option Award Values Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,571,384)
PEO | Mr. Cil [Member] | Fair Value of Stock and Options Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,223,970
PEO | Mr. Cil [Member] | Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,737,077
PEO | Mr. Cil [Member] | Fair Value as of Vesting Date of Equity Award Granted and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			699,434
PEO | Mr. Cil [Member] | Fair Value of Stock and Options Awards from Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			893,104
PEO | Mr. Cil [Member] | Fair Value of Stock and Option Awards that fail to meet vesting conditions during Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Cil [Member] | Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,156,340
PEO | Mr. Cil [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Cil [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Kobza [Member] | Stock and Option Award Values Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(26,007,809)
PEO | Mr. Kobza [Member] | Fair Value of Stock and Options Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			57,461,293
PEO | Mr. Kobza [Member] | Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,220,283
PEO | Mr. Kobza [Member] | Fair Value as of Vesting Date of Equity Award Granted and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			477,567
PEO | Mr. Kobza [Member] | Fair Value of Stock and Options Awards from Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			533,178
PEO | Mr. Kobza [Member] | Fair Value of Stock and Option Awards that fail to meet vesting conditions during Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Kobza [Member] | Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,561,366
PEO | Mr. Kobza [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Kobza [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Stock and Option Award Values Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,205,781)	(34,402,665)	(4,942,911)	(6,293,970)
Non-PEO NEO | Fair Value of Stock and Options Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,230,469	53,815,223	3,640,557	5,854,254
Non-PEO NEO | Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,053,515	1,328,710	(250,129)	(584,003)
Non-PEO NEO | Fair Value as of Vesting Date of Equity Award Granted and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			282,346	264,387	585,031	0
Non-PEO NEO | Fair Value of Stock and Options Awards from Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			208,276	(524,058)	(144,704)	(1,304,992)
Non-PEO NEO | Fair Value of Stock and Option Awards that fail to meet vesting conditions during Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			927,936	878,635	576,970	872,581
Non-PEO NEO | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0